LIQUIDITY (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash	$ 43,396,977	$ 16,062,047
Net income loss	(5,114,684)	16,312,705	$ 11,219,851
Working capital	60,300,000	12,800,000
Shareholders equity	59,375,809	$ 9,414,353
Major Shareholders [Member]
Shareholders equity	$ 47,748,628